Accounting Principles - Additional Information (Detail) $ / shares in Units, $ in Thousands						1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	May 03, 2024 USD ($) $ / shares shares	Mar. 04, 2024 USD ($)	Nov. 14, 2023 USD ($)	Nov. 06, 2023 USD ($) $ / shares shares	Nov. 01, 2023 USD ($) Cell	Dec. 31, 2024 USD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares	May 03, 2024 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) SegmentUnit shares	Jun. 30, 2024 USD ($) shares	Sep. 13, 2024 USD ($)	Dec. 31, 2023 USD ($) shares
Disclosure of changes in accounting estimates [line items]
Number of operating and reportable segments | SegmentUnit										1
Cash and cash equivalents						$ 143,251	$ 59,809	$ 149,042		$ 59,809	$ 149,042		$ 136,708
Bank deposits							166,300			166,300
Current financial assets						115,800	136,100			136,100
Non-current financial assets						$ 869	31,237			31,237
Non-current fixed term bank deposits including accrued interests							30,200			30,200
Gain on change in fair value measurement recognized							$ 0	$ 3,395		$ 1,766	$ 18,966
"Class A" Convertible Preferred Shares [Member]
Disclosure of changes in accounting estimates [line items]
Number of shares issued | shares	10,000,000								10,000,000
Share issuance price | $ / shares	$ 5								$ 5
"Class B" Convertible Preferred Shares [Member]
Disclosure of changes in accounting estimates [line items]
Number of shares issued | shares	18,000,000								18,000,000
Share issuance price | $ / shares	$ 5								$ 5
Ordinary shares [member]
Disclosure of changes in accounting estimates [line items]
Number of shares issued | shares						72,093,873	72,325,229	72,093,635		72,325,229	72,093,635		71,751,201
Preference shares [member]
Disclosure of changes in accounting estimates [line items]
Number of shares issued | shares						28,000,000	28,000,000	28,000,000		28,000,000	28,000,000
Conversion ratio description			Both classes of preferred shares benefit from a liquidation preference and are convertible into ordinary shares with the same rights as the outstanding ordinary shares on a one-for-one basis.
Conversion ratio			1
Astra Zeneca [Member]
Disclosure of changes in accounting estimates [line items]
Proceeds from sale of ordinary shares				$ 80,000
Share issuance price | $ / shares				$ 5
Proceeds from sale of preferred shares	$ 140,000
Astra Zeneca [Member] | Ordinary shares [member]
Disclosure of changes in accounting estimates [line items]
Number of shares issued | shares				16,000,000
Joint Collaboration and Research Agreement [Member]
Disclosure of changes in accounting estimates [line items]
Collaboration agreement, upfront payment received					$ 25,000
Total upfront payments			$ 109,100
Approval of research plan developement milestone payment		$ 10,000
Development milestone received						$ 5,000
Joint Collaboration and Research Agreement [Member] | Astra Zeneca [Member]
Disclosure of changes in accounting estimates [line items]
Initial term for selection of candidate products					5 years
Subsequent Investment Agreement (SIA) [Member]
Disclosure of changes in accounting estimates [line items]
Initial fair value amount	$ 57,000		48,400						$ 57,000				$ 42,700
Gain on change in fair value measurement recognized									$ 14,300
Initial Investment Agreement [Member]
Disclosure of changes in accounting estimates [line items]
Fair value of ordinary shares					$ 35,700
Reallocated proceeds from sale of ordinary shares					35,700
AZ JRCA, IIA and SIA [Member]
Disclosure of changes in accounting estimates [line items]
Deferred revenue			$ 84,100
Additional Research Plans under the AZ JRCA One [Member]
Disclosure of changes in accounting estimates [line items]
Milestone received												$ 2,000
Additional Research Plans under the AZ JRCA Two [Member]
Disclosure of changes in accounting estimates [line items]
Milestone received												$ 5,000
Top of Range [member] | Joint Collaboration and Research Agreement [Member]
Disclosure of changes in accounting estimates [line items]
Variable consideration amount					$ 220,000
Top of Range [member] | Joint Collaboration and Research Agreement [Member] | Astra Zeneca [Member]
Disclosure of changes in accounting estimates [line items]
Number of candidate products for novel cell and gene therapy | Cell					10
Bottom of Range [member] | Joint Collaboration and Research Agreement [Member]
Disclosure of changes in accounting estimates [line items]
Variable consideration amount					$ 70,000